Earnings Per Share	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2020
Earnings Per Share [Abstract]
Earnings Per Share

NOTE 5. EARNINGS PER SHARE

The following table presents the computation of basic and diluted net loss per share of common stock:

	Nine Months Ended March 31, 2021	Nine Months Ended March 31, 2020
Numerator:
Net loss	$(3,248,600)	$(3,583,010)
Denominator:
Weighted-average shares of common stock outstanding for basic and diluted net loss per share	$7,157,762	$6,896,318
Basic and diluted net loss per share	$(0.45)	$(0.52)

Potentially dilutive securities that were not included in the calculation of diluted net loss per share attributable to common stockholders because their effect would be anti-dilutive are as follows (in common equivalent shares):

	At March 31, 2021	At March 31, 2020
Stock Options	4,567,750	3,981,276
Convertible Notes	324,412	296,111
Total	4,892,162	4,277,387

NOTE 5. EARNINGS PER SHARE

The following table presents the computation of basic and diluted net loss per share of common stock:

	Year Ended June 30, 2020	Year Ended June 30, 2019
Numerator:
Net loss attributable to common stockholders	$(4,993,350)	$(5,576,377)
Denominator:
Weighted-average shares of common stock outstanding for basic and diluted net loss per share	$6,923,506	6,477,273
Basic and diluted net loss per share	$(0.72)	$(0.86)

Potentially dilutive securities that were not included in the calculation of diluted net loss per share attributable to common stockholders because their effect would be anti-dilutive are as follows (in common equivalent shares):

	At June 30, 2020	At June 30, 2019
Stock Options	4,092,593	3,408,452
Convertible Note	296,111	-
Total	4,388,704	3,408,452